FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: 	September 30, 2005


Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restaurant.

					[  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		JHC Capital Management, LLC
Address:	8 Sound Shore Drive, Suite 215
		Greenwich, CT 06830

13F File Number:	n/a


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Megan Butler

Title:		Chief Operating Officer

Phone:		203-661-3574

Signature, Place, and Date of Signing:

Megan Butler	Greenwich, CT	November 10, 2005


Report Type (Check only One):

[X] 13F HOLDINGS REPORT

[  ] 13F NOTICE

[  ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	______NONE__________


Form 13F Information Table Entry Total:	______56______________


Form 13F Information Table Value Total:	______$26,409__________
						           (thousands)






List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No	13F File Number	Name

NONE




	     Title	  								    Sole
	of			Value				Investment 	   Voting
Name of Issuer	     Class	 Cusip    (thousands)	Shares	Discretion	 Authority

The SCO Group		COM	78403A106	$2,214 	529,709 	Sole		  529,709

Jacada Ltd.			COM	M6184R101	 1,303 	384,430 	Sole		  384,430

Stellent Inc		COM	85856W105	 1,093 	127,587 	Sole		  127,587

Bindview Development	COM	090327107	   858 	245,100 	Sole		  245,100

Micromuse			COM	595094103	   788	100,000 	Sole		  100,000

Digi Intl Inc		COM	253798102	   751 	 70,000 	Sole		   70,000

Aspen Technology		COM	045327103	   750 	120,000 	Sole		  120,000

Terayon Comm Sys	 	COM	880775101	   741 	190,000 	Sole		  190,000

Verity		 	COM	92343C106	   734 	 70,000 	Sole		   70,000

Open Text Corp		COM	683715106	   699 	 50,000 	Sole		   50,000

Indus Intl			COM	45578L100	   667 	250,000 	Sole		  250,000

Harmonic			COM	413160102	   640 	110,000 	Sole		  110,000

Online Resources		COM	68273G101	   634 	 60,000 	Sole		   60,000

Bottomline Tech		COM	101388106	   603 	 40,000 	Sole		   40,000

Brooktrout Inc		COM	114580103	   583 	 45,000 	Sole		   45,000

The Trizetto Group	COM	896882107	   564 	 40,000 	Sole		   40,000

The Ultimate Software	COM	90385D107	   552 	 30,000 	Sole		   30,000

At Road, Inc.		COM	04648K105	   550 	120,000 	Sole	  	  120,000

Westell Technologies	COM	957541105	   546 	150,000 	Sole		  150,000

Ceridian Corp		COM	156779100	   518 	 25,000 	Sole		   25,000

Hollywood Media Corp	COM	436233100	   506 	120,000 	Sole		  120,000

Supportsoft, Inc		COM	868587106	   504 	100,000 	Sole		  100,000

iBasis, Inc			COM	450732102	   492 	200,000 	Sole		  200,000

Techteam Global Inc	COM	878311109	   483 	 40,000 	Sole		   40,000

PC-Tel Inc			COM	69325Q105      470 	 50,000 	Sole		   50,000

Electronic Clearing	COM	285562500	   462 	 50,000 	Sole		   50,000

Openwave Systems		COM	683718308	   449 	 25,000 	Sole		   25,000

Motive, Inc		 	COM	61980V107	   443 	 70,000 	Sole		   70,000

RealNetworks, Inc		COM	75605L104	   428 	 75,000 	Sole		   75,000

Aladdin Knowledge Sys	COM	M0392N101	   421 	 20,000 	Sole		   20,000

Mobius Management		COM	606925105	   416 	 79,383 	Sole		   79,383

NMS Comm Corp		COM	629248105	   407 	110,000 	Sole		  110,000

PFSweb, Inc			COM	717098107	   392 	250,000 	Sole		  250,000

S1 Corporation	 	COM	78463B101	   332 	 85,000 	Sole		   85,000

WebMD Corporation	 	COM	94769M105	   332 	 30,000 	Sole		   30,000

Register.com		COM	75914G101	   298 	 38,537 	Sole		   38,537

TheStreet.com		COM	88368Q103	   292 	 70,000 	Sole		   70,000

UCN, Inc			COM	902636109	   275 	141,500 	Sole		  141,500

TiVo Inc 			COM	888706108	   274 	 50,000 	Sole		   50,000

On Track Innovations	COM	M8791A109	   256 	 20,000 	Sole		   20,000

Broadwing Corp		COM	11161E101	   249 	 50,000 	Sole		   50,000

Provide Commerce Inc 	COM	74373W103	   242 	 10,000 	Sole		   10,000

Lightbridge, Inc		COM	532226107	   242 	 30,000 	Sole		   30,000

Gigabeam, Inc		COM	37517W107	   226 	 30,000 	Sole		   30,000

Glenayre Technologies	COM	377899109	   212 	 59,100 	Sole		   59,100

I-Sector Corp		COM	45031W107	   192 	 40,000 	Sole		   40,000

Acacia Research	 	COM	003881307	   184 	 30,000 	Sole		   30,000

Greenfield Online		COM	395150105	   163 	 30,000 	Sole		   30,000

Covad Communications	COM	222814204	   161 	152,000 	Sole		  152,000

DataTRAK Intl		COM	238134100	   160 	 14,300 	Sole		   14,300

First Advantage	 	COM	31845F100	   147 	  5,000 	Sole		    5,000

PacificNet Inc	 	COM	69511V207	   144 	 20,000 	Sole		   20,000

GoRemote Internet	   	COM	03833v108	   130 	100,000 	Sole		  100,000

Descartes Systems	 	COM	249906108	   105 	 43,062 	Sole		   43,062

Dynabazaar Inc		COM	26779R104	   105 	255,605 	Sole		  255,605

I-Many Inc			COM	44973Q103	    27 	 20,700 	Sole		   20,700